Label	Element	Value
CrossingBridge Pre-Merger SPAC ETF | Cartesian Growth Corp. II [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
CrossingBridge Pre-Merger SPAC ETF | ESH Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
CrossingBridge Pre-Merger SPAC ETF | Iron Horse Acquisitions Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
CrossingBridge Pre-Merger SPAC ETF | Bowen Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
CrossingBridge Pre-Merger SPAC ETF | IB Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.60%
CrossingBridge Pre-Merger SPAC ETF | AlphaVest Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
CrossingBridge Pre-Merger SPAC ETF | Slam Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
CrossingBridge Pre-Merger SPAC ETF | Oak Woods Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
CrossingBridge Pre-Merger SPAC ETF | Keen Vision Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
CrossingBridge Pre-Merger SPAC ETF | Nabors Energy Transition Corp. II [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
CrossingBridge Pre-Merger SPAC ETF | Special Purpose Acquisition Companies (SPACs) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.80%
CrossingBridge Pre-Merger SPAC ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
CrossingBridge Pre-Merger SPAC ETF | Commercial Paper [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
CrossingBridge Pre-Merger SPAC ETF | Rights [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
CrossingBridge Pre-Merger SPAC ETF | Warrants [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
CrossingBridge Pre-Merger SPAC ETF | Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%